Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 01, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 02, 2015
Business Acquisition [Line Items]
Fair value of total consideration transferred			$ 0	$ 105,000,000	$ 0
Liabilities Assumed
Goodwill			$ 799,000,000	$ 797,000,000
EquiPower and Duke Midwest Acquisitions
Business Acquisition [Line Items]
Cash		$ 6,150,000,000
Equity instruments (3,460,053 common shares of Dynegy)		105,000,000
Net working capital adjustment		197,000,000
Fair value of total consideration transferred		6,452,000,000
Assets Acquired
Cash		267,000,000
Accounts receivable		175,000,000
Inventory		272,000,000
Assets from risk management activities (including current portion of $4 million and $30 million, respectively)		37,000,000
Prepayments and other current assets		101,000,000
Property, plant and equipment		5,507,000,000
Investment in unconsolidated affiliate		200,000,000
Intangible assets (including current portion of $67 million and $36 million, respectively)		195,000,000
Other long-term assets		63,000,000
Total assets acquired		6,817,000,000
Liabilities Assumed
Accounts payable		123,000,000
Accrued liabilities and other current liabilities		31,000,000
Debt, current portion		39,000,000
Liabilities from risk management activities (including current portion of $41 million and zero, respectively)		164,000,000
Asset retirement obligations		92,000,000
Intangible liabilities (including current portion of $24 million and $58 million, respectively)		166,000,000
Deferred income taxes, net		509,000,000
Other long-term liabilities		40,000,000
Total liabilities assumed		1,164,000,000
Identifiable net assets acquired		5,653,000,000
Goodwill		799,000,000
Net assets acquired		6,452,000,000
EquiPower Acquisition
Business Acquisition [Line Items]
Cash	$ 3,350,000,000	3,350,000,000
Equity instruments (3,460,053 common shares of Dynegy)	105,000,000	105,000,000
Net working capital adjustment		206,000,000
Fair value of total consideration transferred		3,661,000,000
Assets Acquired
Cash		267,000,000
Accounts receivable		49,000,000
Inventory		167,000,000
Assets from risk management activities (including current portion of $4 million and $30 million, respectively)		4,000,000
Prepayments and other current assets		32,000,000
Property, plant and equipment		2,773,000,000
Investment in unconsolidated affiliate		200,000,000
Intangible assets (including current portion of $67 million and $36 million, respectively)		111,000,000
Other long-term assets		28,000,000
Total assets acquired		3,631,000,000
Liabilities Assumed
Accounts payable		27,000,000
Accrued liabilities and other current liabilities		21,000,000
Debt, current portion		39,000,000
Liabilities from risk management activities (including current portion of $41 million and zero, respectively)		57,000,000
Asset retirement obligations		43,000,000
Intangible liabilities (including current portion of $24 million and $58 million, respectively)		73,000,000
Deferred income taxes, net		509,000,000
Other long-term liabilities		0
Total liabilities assumed		769,000,000
Identifiable net assets acquired		2,862,000,000
Goodwill	$ 837,000,000	799,000,000
Net assets acquired		3,661,000,000
Duke Midwest Acquisition
Business Acquisition [Line Items]
Cash		2,800,000,000
Equity instruments (3,460,053 common shares of Dynegy)		0
Net working capital adjustment		(9,000,000)
Fair value of total consideration transferred		2,791,000,000
Assets Acquired
Cash		0
Accounts receivable		126,000,000
Inventory		105,000,000
Assets from risk management activities (including current portion of $4 million and $30 million, respectively)		33,000,000
Prepayments and other current assets		69,000,000
Property, plant and equipment		2,734,000,000
Investment in unconsolidated affiliate		0
Intangible assets (including current portion of $67 million and $36 million, respectively)		84,000,000
Other long-term assets		35,000,000
Total assets acquired		3,186,000,000
Liabilities Assumed
Accounts payable		96,000,000
Accrued liabilities and other current liabilities		10,000,000
Debt, current portion		0
Liabilities from risk management activities (including current portion of $41 million and zero, respectively)		107,000,000
Asset retirement obligations		49,000,000
Intangible liabilities (including current portion of $24 million and $58 million, respectively)		93,000,000
Deferred income taxes, net		0
Other long-term liabilities		40,000,000
Total liabilities assumed		395,000,000
Identifiable net assets acquired		2,791,000,000
Goodwill		0				$ 0
Net assets acquired		$ 2,791,000,000